Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 30.6%	Par	Value
United States Treasury Note
4.38%, 08/15/2026	$5,000,000	$5,011,131
3.75%, 08/31/2026	4,600,000	4,599,743
3.75%, 08/15/2027	7,600,000	7,591,242
2.88%, 05/15/2028	5,395,000	5,293,422
3.13%, 11/15/2028	2,800,000	2,751,766
3.50%, 12/15/2028	2,100,000	2,082,897
3.25%, 06/30/2029	3,180,000	3,122,797
0.88%, 11/15/2030	4,350,000	3,792,316
1.88%, 02/15/2032	5,250,000	4,656,607
4.38%, 05/15/2034	1,850,000	1,869,765
4.63%, 02/15/2035	3,350,000	3,437,741
TOTAL U.S. TREASURY SECURITIES (Cost $44,796,335)		44,209,427

CORPORATE BONDS - 29.9%	Par	Value
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,545,000	1,403,737
American Tower Corp., 3.60%, 01/15/2028	725,000	714,433
AT&T, Inc., 5.40%, 02/15/2034	1,375,000	1,406,504
Biogen, Inc., 5.75%, 05/15/2035	1,355,000	1,401,757
Brookfield Asset Management Ltd., 4.65%, 11/15/2030	1,430,000	1,418,074
CF Industries, Inc., 5.30%, 11/26/2035	1,420,000	1,414,806
Citigroup, Inc., 3.20%, 10/21/2026	1,445,000	1,437,220
Comcast Corp., 5.30%, 05/15/2035	1,380,000	1,405,672
Credit Agricole SA, 4.66% to 01/12/2031 then SOFR + 1.17%, 01/12/2032 (a)	1,435,000	1,415,794
Dollar Tree, Inc., 4.20%, 05/15/2028	1,435,000	1,425,559
Dominion Energy, Inc., 5.45%, 03/15/2035	700,000	705,616
Eastman Chemical Co., 5.63%, 02/20/2034	1,380,000	1,399,845
Expedia Group, Inc., 2.95%, 03/15/2031	1,560,000	1,431,367
Ferguson Finance PLC, 4.65%, 04/20/2032 (a)	1,435,000	1,411,208
Goldman Sachs Group, Inc., 5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030	1,405,000	1,422,150
JB Hunt Transport Services, Inc., 4.90%, 03/15/2030	1,400,000	1,417,200
Keysight Technologies, Inc., 4.60%, 04/06/2027	1,435,000	1,436,830
Kroger Co., 5.00%, 09/15/2034	1,420,000	1,402,533
Morgan Stanley, 5.19% to 04/17/2030 then SOFR + 1.51%, 04/17/2031	1,395,000	1,416,114
MSCI, Inc., 3.88%, 02/15/2031 (a)	750,000	709,402
National Grid PLC, 5.42%, 01/11/2034	1,385,000	1,411,921
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	1,270,000	1,403,475
PPG Industries, Inc., 4.38%, 03/15/2031	1,435,000	1,413,654
Prologis LP, 5.00%, 03/15/2034	1,405,000	1,408,778
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	1,600,000	1,418,621
Revvity, Inc., 2.25%, 09/15/2031	810,000	707,812
Societe Generale SA, 5.34% (SOFR + 1.66%), 01/19/2028 (a)	1,430,000	1,440,847
Takeoff Merger Sub, Inc., 4.40%, 03/24/2028 (a)	1,440,000	1,432,781
US Bancorp, 5.05% to 02/12/2030 then SOFR + 1.06%, 02/12/2031	1,400,000	1,420,781
VeriSign, Inc., 5.25%, 06/01/2032	1,410,000	1,420,766
Vertiv Holdings Co., 4.85%, 03/15/2036	1,455,000	1,415,406
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	1,395,000	1,419,093
Yara International ASA, 7.38%, 11/14/2032 (a)	630,000	703,567
TOTAL CORPORATE BONDS (Cost $43,520,572)		43,213,323

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28.0%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QE0622, 2.00%, 04/01/2052	669,814	549,744
Pool QF0492, 5.50%, 09/01/2052	591,203	601,927
Pool RA7784, 4.50%, 08/01/2052	353,592	343,061
Pool RA7927, 4.50%, 09/01/2052	1,045,444	1,015,829
Pool RC3538, 5.50%, 06/01/2040	196,016	201,423
Pool RJ6332, 5.00%, 03/01/2056	290,000	286,250
Pool SB1179, 5.50%, 05/01/2039	460,725	474,124
Pool SD0913, 2.50%, 02/01/2052	1,201,059	1,027,242
Pool SD3234, 2.50%, 12/01/2051	1,396,155	1,183,708
Pool SD3475, 5.50%, 08/01/2053	1,038,279	1,054,450
Pool SD3477, 6.50%, 08/01/2053	408,855	429,811
Pool SD3840, 5.50%, 09/01/2053	558,293	569,616
Pool SD4697, 6.00%, 02/01/2054	1,340,630	1,384,459
Pool SD5573, 3.00%, 08/01/2052	1,141,605	1,014,687
Pool SD8315, 5.00%, 04/01/2053	468,273	464,286
Pool SL1677, 4.50%, 05/01/2053	918,486	890,467
Pool SL4197, 5.00%, 02/01/2056	227,017	224,960
Series 4634, Class MA, 4.50%, 11/15/2054	615,198	612,021
Series 5145, Class AB, 1.50%, 09/25/2049	356,637	284,754
Federal National Mortgage Association
2.00%, 04/15/2056 (b)	430,000	346,452
3.00%, 04/15/2056 (b)	2,134,000	1,874,702
Pool 628837, 6.50%, 03/01/2032	5,955	6,159
Pool 663238, 5.50%, 09/01/2032	6,510	6,733
Pool 741373, 6.16% (1 yr. CMT Rate + 2.28%), 12/01/2033	4,743	4,867
Pool 764342, 5.52% (RFUCCT6M + 1.52%), 02/01/2034	15,070	15,287
Pool BQ1226, 2.00%, 09/01/2050	1,156,437	943,369
Pool BQ3248, 2.00%, 11/01/2050	1,249,479	1,016,807
Pool BW0025, 4.00%, 07/01/2052	544,528	518,606
Pool CA3823, 4.00%, 07/01/2049	1,747,127	1,676,339
Pool CB2548, 2.50%, 01/01/2052	1,114,810	951,929
Pool CB2859, 2.50%, 02/01/2052	439,184	375,581
Pool CB3853, 4.00%, 06/01/2052	311,428	297,718
Pool CB5497, 6.50%, 01/01/2053	449,683	470,430
Pool CB7235, 5.00%, 10/01/2053	246,088	243,690
Pool FA1423, 4.50%, 04/01/2054	1,118,687	1,085,138
Pool FA2599, 2.00%, 05/01/2052	722,908	585,239
Pool FA2601, 2.00%, 08/01/2051	539,114	438,582
Pool FA2647, 5.50%, 08/01/2055	912,000	927,154
Pool FA3407, 2.00%, 04/01/2052	530,573	437,691
Pool FA3849, 2.50%, 04/01/2052	718,999	613,805
Pool FA4232, 5.50%, 04/01/2055	386,676	389,862
Pool FM6555, 2.00%, 04/01/2051	854,833	699,853
Pool FM9973, 3.00%, 08/01/2051	1,114,792	995,997
Pool FS0348, 2.00%, 01/01/2052	1,236,089	1,012,584
Pool FS3239, 3.50%, 08/01/2050	1,077,276	1,000,412
Pool FS4862, 2.50%, 10/01/2051	1,303,224	1,106,098
Pool FS7086, 5.50%, 09/01/2053	1,470,375	1,492,208
Pool FS7276, 5.00%, 09/01/2053	1,536,184	1,524,599
Pool FS7744, 6.50%, 04/01/2054	442,658	467,116
Pool FS8384, 3.50%, 02/01/2051	1,654,561	1,548,624
Pool FS8791, 6.00%, 08/01/2054	1,078,600	1,100,615
Pool FS9203, 6.00%, 09/01/2054	385,818	394,325
Pool FS9366, 2.50%, 04/01/2052	416,987	353,324
Pool MA2998, 3.50%, 04/01/2032	191,935	188,288
Pool MA4208, 2.00%, 12/01/2050	638,827	520,601
Pool MA4492, 2.00%, 12/01/2051	989,335	801,961
Pool MA5496, 5.00%, 10/01/2054	122,713	121,193
Pool MB0291, 5.00%, 12/01/2054	1,222,898	1,207,246
Ginnie Mae I, Pool 781186, 9.00%, 06/15/2030	3,899	3,973
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $41,066,176)		40,377,976

ASSET-BACKED SECURITIES - 5.7%	Par	Value
AutoNation Finance Trust
Series 2026-1A, Class A4, 4.18%, 06/11/2031 (a)	978,000	974,681
Series 2026-1A, Class B, 4.42%, 06/11/2031 (a)	1,001,000	996,037
CarMax Auto Owner Trust, Series 2025-3, Class B, 4.68%, 03/17/2031	670,000	675,528
CarMax Select Receivables Trust
Series 2024-A, Class A2A, 5.78%, 09/15/2027	5,202	5,205
Series 2026-A, Class A2A, 4.03%, 12/17/2029	465,000	464,846
FHF Trust, Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	493,958	492,958
Ford Credit Auto Owner Trust, Series 2024-B, Class B, 5.23%, 05/15/2030	730,000	741,970
Hyundai Auto Receivables Trust
Series 2025-B, Class B, 4.72%, 07/15/2030	565,000	570,026
Series 2025-C, Class B, 4.13%, 01/15/2032	390,000	387,555
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029 (a)	380,000	381,243
Series 2025-2A, Class A4, 4.57%, 11/15/2030 (a)	390,000	393,590
Series 2026-1A, Class A4, 3.98%, 01/15/2032 (a)	390,000	385,294
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	488,012	491,268
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032 (a)	1,306,000	1,333,708
TOTAL ASSET-BACKED SECURITIES (Cost $8,276,358)		8,293,909

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%	Par	Value
Federal Home Loan Mortgage Corp.
Series Q006, Class APT2, 2.69%, 09/25/2026 (c)	53,989	54,109
Series Q007, Class APT1, 6.15%, 10/25/2047 (c)	44,308	44,282
Series Q010, Class APT1, 6.19%, 04/25/2046 (c)	19,749	19,850
Federal National Mortgage Association
Pool BS9669, 4.72%, 10/01/2028	1,060,000	1,073,250
Pool BZ4643, 4.21%, 08/01/2030	635,000	634,412
Pool BZ4911, 4.24%, 09/01/2032	240,000	238,480
Pool BZ5076, 4.23%, 10/01/2030	1,300,000	1,300,461
FREMF Mortgage Trust, Series 2020-KF74, Class B, 5.93% (30 day avg SOFR US + 2.26%), 01/25/2027 (a)	148,475	147,636
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,534,073)		3,512,480

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%	Par	Value
BX Trust, Series 2025-VLT6, Class A, 5.12% (1 mo. Term SOFR + 1.44%), 03/15/2042 (a)	605,000	601,713
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $603,488)		601,713

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.4%	Par	Value
JP Morgan Mortgage Trust, Series 2020-LTV2, Class A15, 3.00%, 11/25/2050 (a)(c)	578,017	522,189
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $547,310)		522,189

SHORT-TERM INVESTMENTS - 5.5%	Shares	Value
Money Market Funds - 5.5%
First American Government Obligations Fund - Class Z, 3.54% (d)	7,888,606	7,888,606
TOTAL SHORT-TERM INVESTMENTS (Cost $7,888,606)		7,888,606

TOTAL INVESTMENTS - 102.9% (Cost $150,232,918)		148,619,623
Liabilities in Excess of Other Assets - (2.9)%		(4,235,976)
TOTAL NET ASSETS - 100.0%		$144,383,647

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	To-be-announced security.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Brown Advisory Intermediate Income Fund
Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	2	06/18/2026	$227,441	$227,031	$(410)
U.S. Treasury 10 Year Notes	19	06/18/2026	2,130,602	2,109,890	(20,712)
U.S. Treasury 2 Year Notes	36	06/30/2026	7,520,646	7,468,031	(52,615)
U.S. Treasury 5 Year Notes	62	06/30/2026	6,795,752	6,707,141	(88,611)
			$16,674,441	$16,512,093	$(162,348)
					–
Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	(8)	06/18/2026	$(936,921)	$(911,000)	$25,921
U.S. Treasury Ultra Bonds	(10)	06/18/2026	(1,199,084)	(1,165,625)	33,459
			$(2,136,005)	$(2,076,625)	$59,380
Total Unrealized Appreciation (Depreciation)					$(102,968)

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Intermediate Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$44,209,427	$–	$44,209,427
Corporate Bonds	–	43,213,323	–	43,213,323
Agency Residential Mortgage-Backed Securities	–	40,377,976	–	40,377,976
Asset-Backed Securities	–	8,293,909	–	8,293,909
Agency Commercial Mortgage-Backed Securities	–	3,512,480	–	3,512,480
Non-Agency Commercial Mortgage-Backed Securities	–	601,713	–	601,713
Non-Agency Residential Mortgage-Backed Securities	–	522,189	–	522,189
Money Market Funds	7,888,606	–	–	7,888,606
Total Investments	$7,888,606	$140,731,017	$–	$148,619,623